Financial Statements for Guarantors of Senior Notes (Tables)	12 Months Ended
Mar. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Statement of Earnings and Comprehensive Earnings

Condensed Consolidating Statement of Earnings and Comprehensive Earnings For the Fiscal Year Ended March 31, 2016	Parent	Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$1,143,492	$—	$1,143,492
Cost of Goods Sold	—	911,875	—	911,875
Gross Profit	—	231,617	—	231,617
Equity in Earnings of Unconsolidated Joint Venture	39,083	39,083	(39,083)	39,083
Equity in Earnings of Subsidiaries	160,018	-	(160,018)	-
Corporate General and Administrative Expenses	(32,047)	(5,146)	—	(37,193)
Other Income	(398)	2,726	—	2,328
Interest Expense, net	(39,038)	22,455	—	(16,583)
Earnings before Income Taxes	127,618	290,735	(199,101)	219,252
Income Taxes	24,974	(91,634)	-	(66,660)
Net Earnings	$152,592	$199,101	$(199,101)	$152,592

Net Earnings	$152,592	$199,101	$(199,101)	$152,592
Net Actuarial Change in Benefit Plans, net of tax	658	658	(658)	658
Comprehensive Earnings	$153,250	$199,579	$(199,579)	$153,250

Condensed Consolidating Statement of Earnings and Comprehensive Earnings For the Fiscal Year Ended March 31, 2015	Parent	Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$1,066,368	$—	$1,066,368
Cost of Goods Sold	—	812,235	—	812,235
Gross Profit	—	254,133	—	254,133
Equity in Earnings of Unconsolidated Joint Venture	44,967	44,967	(44,967)	44,967
Equity in Earnings of Subsidiaries	166,640	-	(166,640)	—
Corporate General and Administrative Expenses	(26,391)	(4,360)	—	(30,751)
Other Income	157	3,044	—	3,201
Acquisition and Litigation Expense	(1,661)	(5,219)	—	(6,880)
Interest Expense, net	(33,319)	21,576	—	(11,743)
Earnings before Income Taxes	150,393	314,141	(211,607)	252,927
Income Taxes	36,460	(102,534)	-	(66,074)
Net Earnings	$186,853	$211,607	$(211,607)	$186,853

Net Earnings	$186,853	$211,607	$(211,607)	$186,853
Net Actuarial Change in Benefit Plans, net of tax	6,584	6,584	(6,584)	6,584
Comprehensive Earnings	$193,437	$218,191	$(218,191)	$193,437

Condensed Consolidating Statement of Earnings and Comprehensive Earnings For the Fiscal Year Ended March 31, 2014	Parent	Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$898,396	$—	$898,396
Cost of Goods Sold	—	712,937	—	712,937
Gross Profit	—	185,459	—	185,459
Equity in Earnings of Unconsolidated Joint Venture	37,811	37,811	(37,811)	37,811
Equity in Earnings of Subsidiaries	126,340	—	(126,340)	—
Corporate General and Administrative Expenses	(22,175)	(2,377)	—	(24,552)
Other Income	(474)	1,842	—	1,368
Interest Expense, net	(37,294)	19,012	—	(18,282)
Earnings before Income Taxes	104,208	241,747	(164,151)	181,804
Income Taxes	20,035	(77,596)	-	(57,561)
Net Earnings	$124,243	$164,151	$(164,151)	$124,243

Net Earnings	$124,243	$164,151	$(164,151)	$124,243
Net Actuarial Change in Benefit Plans, net of tax	(1,559)	(1,559)	1,559	(1,559)
Comprehensive Earnings	$122,684	$162,592	$(162,592)	$122,684

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet For the Fiscal Year Ended March 31, 2016	Parent	Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets -
Cash and Cash Equivalents	$3,507	$1,884	$—	$5,391
Accounts and Notes Receivable	324	119,897	—	120,221
Inventories	—	243,595	—	243,595
Income Tax Receivable	—	6,731	(1,108)	5,623
Prepaid and Other Current Assets	1,365	3,808	—	5,173
Total Current Assets	5,196	375,915	(1,108)	380,003
Property, Plant and Equipment -	2,612	2,070,164	—	2,072,776
Less: Accumulated Depreciation	(814)	(816,651)	—	(817,465)
Property, Plant and Equipment, net	1,798	1,253,513	—	1,255,311
Notes Receivable	—	2,672	—	2,672
Deferred Income Taxes	3,375	-	(3,375)	—
Investment in Joint Venture	33	49,432	-	49,465
Investments in Subsidiaries and Receivables from Affiliates	4,085,806	2,529,480	(6,615,286)	—
Goodwill and Intangible Assets, net	—	165,827	—	165,827
Other Assets	5,557	24,800	—	30,357
	$4,101,765	$4,401,639	$(6,619,769)	$1,883,635

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities-
Accounts Payable	$6,968	$59,646	—	$66,614
Accrued Liabilities	15,708	30,267	—	45,975
Income Tax Payable	1,108	—	(1,108)	—
Current Portion of Long-term Debt	8,000	—	—	8,000
Total Current Liabilities	31,784	89,913	(1,108)	120,589
Long-term Debt	499,714	—	—	499,714
Other Long-term Liabilities	256	60,866	—	61,122
Payables to Affiliates	2,529,480	2,042,633	(4,572,113)	—
Deferred Income Taxes	—	165,054	(3,375)	161,679
Total Liabilities	3,061,234	2,358,466	(4,576,596)	843,104
Total Stockholders’ Equity	1,040,531	2,043,173	(2,043,173)	1,040,531
	$4,101,765	$4,401,639	$(6,619,769)	$1,883,635

Condensed Consolidating Balance Sheet For the Fiscal Year Ended March 31, 2015	Parent	Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets -
Cash and Cash Equivalents	$3,644	$3,870	$—	$7,514
Accounts and Notes Receivable	444	113,133	—	113,577
Inventories	—	235,464	—	235,464
Income Tax Receivable	—	720	(720)	—
Prepaid and Other Current Assets	4,692	3,123	—	7,815
Total Current Assets	8,780	356,310	(720)	364,370
Property, Plant and Equipment -	2,612	1,959,603	—	1,962,215
Less: Accumulated Depreciation	(701)	(739,695)	—	(740,396)
Property, Plant and Equipment, net	1,911	1,219,908	—	1,221,819
Notes Receivable	—	2,847	—	2,847
Investment in Joint Venture	14	47,600	—	47,614
Investments in Subsidiaries and Receivables from Affiliates	3,376,796	2,195,480	(5,932,276)	—
Goodwill and Intangible Assets, net	—	211,167	—	211,167
Other Assets	6,071	26,438	—	32,509
	$3,753,572	$4,059,750	$(5,932,996)	$1,880,326

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities-
Accounts Payable	$10,460	$67,289	$—	$77,749
Accrued Liabilities	18,984	27,846	—	46,830
Income Tax Payable	3,672	—	—	2,952
Current Portion of Long-term Debt	57,045	—	—	57,045
Total Current Liabilities	90,161	95,135	—	184,576
Long-term Debt	455,714	—	—	455,714
Other Long-term Liabilities	321	68,734	—	69,055
Payables to Affiliates	2,195,480	1,893,382	(4,088,862)
Deferred Income Taxes	1,303	159,085	—	160,388
Total Liabilities	2,742,979	2,216,336	(4,089,582)	869,733
Total Stockholders’ Equity	1,010,593	1,843,414	(1,843,414)	1,010,593
	$3,753,572	$4,059,750	$(5,932,996)	$1,880,326

Condensed Consolidated Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows For the Fiscal Year Ended March 31, 2016	Parent	Guarantor Subsidiaries	Eliminations	Consolidated

CASH FLOWS FROM OPERATING ACTIVITIES
Net Cash Provided by (Used in) Operating Activities	$(37,985)	$303,752	$—	$265,767

CASH FLOWS FROM INVESTING ACTIVITIES
Additions to Property, Plant and Equipment	—	(89,563)	-	(89,563)
Investment in Subsidiaries	(32,427)	-	32,427	-
Acquisition Spending	—	(32,427)	-	(32,427)
Net Cash Used in Investing Activities	(32,427)	(121,990)	32,427	(121,990)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in Credit Facility	52,000	—	—	52,000
Repayment of Senior Notes	(57,045)	—	—	(57,045)
Dividends Paid to Stockholders	(20,020)	—	—	(20,020)
Purchase and Retirement of Common Stock	(123,530)	—	—	(123,530)
Proceeds from Stock Option Exercises	2,866	—	—	2,866
Shares Redeemed to Settle Employee Taxes on Stock Compensation	(4,273)	—	—	(4,273)
Payment of Debt Issuance Costs	—	—	—	-
Excess Tax Benefits from Share Based Payment Arrangements	4,102	—	—	4,102
Intra-entity Activity, net	216,175	(183,748)	(32,427)	-
Net Cash Provided by (Used in) Financing Activities	70,275	(183,748)	(32,427)	(145,900)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(137)	(1,986)	—	(2,123)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	3,644	3,870	—	7,514
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$3,507	$1,884	$—	$5,391

Condensed Consolidating Statement of Cash Flows For the Fiscal Year Ended March 31, 2015	Parent	Guarantor Subsidiaries	Eliminations	Consolidated

CASH FLOWS FROM OPERATING ACTIVITIES
Net Cash Provided by (Used in) Operating Activities	$(35,490)	$269,611	$—	$234,121

CASH FLOWS FROM INVESTING ACTIVITIES
Additions to Property, Plant and Equipment	(134)	(111,439)	-	(111,573)
Investment in Subsidiaries	(237,171)	-	237,171
Acquisition Spending	-	(237,171)	-	(237,171)
Net Cash Used in Investing Activities	(237,305)	(348,610)	237,171	(348,744)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in Credit Facility	141,000	—	—	141,000
Repayment of Senior Notes	(9,500)	—	—	(9,500)
Dividends Paid to Stockholders	(20,072)	—	—	(20,072)
Proceeds from Stock Option Exercises	4,311	—	—	4,311
Shares Redeemed to Settle Employee Taxes on Stock Compensation	(4,166)	—	—	(4,166)
Payment of Debt Issuance Costs	(1,661)	—	—	(1,661)
Excess Tax Benefits from Share Based Payment Arrangements	5,743	—	—	5,743
Intra-entity Activity, net	154,302	82,869	(237,171)	-
Net Provided by Financing Activities	269,957	82,869	(237,171)	115,655

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,838)	3,870	—	1,032
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	6,482	—	—	6,482
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$3,644	$3,870	$—	$7,514

Condensed Consolidating Statement of Cash Flows For the Fiscal Year Ended March 31, 2014	Parent	Guarantor Subsidiaries	Eliminations	Consolidated

CASH FLOWS FROM OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$(23,874)	$194,507	$—	170,633

CASH FLOWS FROM INVESTING ACTIVITIES
Additions to Property, Plant and Equipment	(90)	(59,400)	—	(59,490)
Net Cash Used in Investing Activities	(90)	(59,400)	—	(59,490)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in Credit Facility	(108,000)	—	—	(108,000)
Dividends Paid to Stockholders	(19,899)	—	—	(19,899)
Proceeds from Stock Option Exercises	14,187	—	—	14,187
Shares Redeemed to Settle Employee Taxes on Stock Compensation	(2,913)	—	—	(2,913)
Excess Tax Benefits from Share Based Payment Arrangements	8,067	—	—	8,067
Intra-entity Activity, net	136,054	(136,054)	—
Net Cash Used in Financing Activities	27,496	(136,054)	—	(108,558)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,532	(947)	—	2,585
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	2,950	947	—	3,897
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$6,482	$—	$—	$6,482